Note 3 - Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Assets acquired:
Property and equipment	$3,388
Liabilities assumed:
Deferred rental income	266
Total consideration	$3,122